PIPE Financing - Private Placement and Warrants	12 Months Ended
Mar. 31, 2026
PIPE Financing - Private Placement and Warrants [Abstract]
PIPE Financing - Private Placement and Warrants

20. PIPE Financing - Private Placement and Warrants

Private placement

On December 24, 2024, the Company completed a private placement with HC Wainwright & Co., LLC, raising gross proceeds of $2,000,000 through the issuance of:

●	7,629 common shares,

●	12,447 pre-funded warrants (each exercisable into one common share at a nominal exercise price), and

●	40,150 common share purchase warrants, comprising:

o	20,075 warrants with an exercise price of $99.63 and a 5-year term (expiring December 24, 2029), and

o	20,075 warrants with an exercise price of $99.63 and a 2-year term (expiring December 24, 2026).

The proceeds were allocated between the common shares and the warrants based on their relative fair values on the date of issuance. The fair value allocation was as follows:

Fair value allocation

Component	Allocated Amount
Common shares	$313,628
Pre-funded warrants	$511,690
Warrants	$1,174,682
Total gross proceeds	$2,000,000

Fair value allocation assumptions

The common shares were estimated using the share price on date of issuance - $121.05.

The pre-funded warrants and the warrants were estimated using a Black Scholes valuation model using the following estimates:

	Pre-funded warrants	Warrants with 5 year expiry	Warrant with 2 year expiry
Share price	$121.05	$121.05	$121.05
Expected dividend yield	Nil	Nil	Nil
Exercise price	$0.00	$99.63	$99.63
Risk-free interest rate	3.63%	3.63%	3.63%
Expected life	-	5.00	2.00
Expected volatility	100%	100%	100%
Expiry date	-	December 24, 2029	December 24, 2026

Share Issuance Costs

The Company incurred $257,949 in cash settled share issuance costs, which were allocated proportionately to the equity instruments issued. The portion related to the common shares, $40,449, was deducted from share capital, and the portion related to the warrants, $217,500, was deducted from the warrant reserve. The Company also incurred $137,778 in warrant settled issuance costs, 1,506 warrants, which was allocated to warrant reserve.

Pre-funded Warrant Exercise

During the prior year ended March 31, 2025, all 12,447 pre-funded warrants were exercised. An amount of $511,690, representing the fair value originally allocated to the pre-funded warrants, was reclassified from warrant reserve to share capital upon exercise. An amount of $66,003 of share issuance costs was reallocated to share capital upon exercise.

All instruments issued in the private placement were classified as equity instruments, as they did not contain any contractual obligations to deliver cash or other financial assets and met the fixed-for-fixed condition.